FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   12/31

Date of reporting period:  3/31/12

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

PepsiCo Inc.	72,500	4,810,375
		18,539,925
Health Care Equipment & Services 5.5%		
[a]Cerner Corp.	90,000	6,854,400
[a]DaVita Inc.	29,360	2,647,391
[a]DexCom Inc.	149,010	1,554,175
[a]Edwards Lifesciences Corp.	37,500	2,727,375
[a]Express Scripts Inc.	115,000	6,230,700
[a]Intuitive Surgical Inc.	8,000	4,334,000
McKesson Corp.	60,000	5,266,200
		29,614,241
Insurance 1.8%		
ACE Ltd.	73,000	5,343,600
Aflac Inc.	91,700	4,217,283
		9,560,883
Materials 6.5%		
Albemarle Corp.	60,000	3,835,200
Celanese Corp., A	150,000	6,927,000
Ecolab Inc.	100,000	6,172,000
Goldcorp Inc. (Canada)	135,000	6,083,100
Praxair Inc.	105,000	12,037,200
		35,054,500
Media 3.1%		
[a]DIRECTV, A	115,000	5,674,100
[a]Discovery Communications Inc., C	155,600	7,294,528
The Walt Disney Co.	86,330	3,779,527
		16,748,155
Pharmaceuticals, Biotechnology & Life Sciences 4.1%		
Abbott Laboratories	85,000	5,209,650
[a]Biogen Idec Inc.	34,000	4,282,980
[a]Celgene Corp.	35,000	2,713,200
Merck & Co. Inc.	130,000	4,992,000
[a]Waters Corp.	51,800	4,799,788
		21,997,618
Real Estate 0.9%		
American Tower Corp.	80,000	5,041,600
Retailing 3.8%		
[a]Amazon.com Inc.	17,500	3,543,925
Dick's Sporting Goods Inc.	86,000	4,134,880
[a]Dollar General Corp.	155,000	7,161,000
Guess? Inc.	75,000	2,343,750
[a]Priceline.com Inc.	4,500	3,228,750
		20,412,305
Semiconductors & Semiconductor Equipment 4.7%		
Avago Technologies Ltd. (Singapore)	150,000	5,845,500
Intel Corp.	150,000	4,216,500
[a]Lam Research Corp.	120,000	5,354,400
Microchip Technology Inc.	140,000	5,208,000
Xilinx Inc.	135,680	4,942,822
		25,567,222
Software & Services 16.4%		
[a]Bottomline Technologies Inc.	96,920	2,707,945
[a]Check Point Software Technologies Ltd. (Israel)	65,000	4,149,600
[a]Citrix Systems Inc.	70,000	5,523,700
[a]Cognizant Technology Solutions Corp., A	67,350	5,182,582
FactSet Research Systems Inc.	31,500	3,119,760
[a]Fortinet Inc.	110,000	3,041,500
[a]Informatica Corp.	152,940	8,090,526
International Business Machines Corp.	53,000	11,058,450
MasterCard Inc., A	20,000	8,410,800

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

[a]Nuance Communications Inc.	179,470	4,590,843
Oracle Corp.	225,000	6,561,000
[a]Red Hat Inc.	125,000	7,486,250
[a]Salesforce.com Inc.	36,270	5,604,078
[a]ServiceSource International Inc.	150,000	2,322,000
[a]Taleo Corp., A	45,000	2,066,850
[a]Vantiv Inc., A	25,600	502,528
Visa Inc., A	70,000	8,260,000
		88,678,412
Technology Hardware & Equipment 12.4%		
[a]Acme Packet Inc.	108,030	2,972,986
[a]Apple Inc.	50,500	30,273,235
[a]Aruba Networks Inc.	115,000	2,562,200
[a]EMC Corp.	360,000	10,756,800
[a]F5 Networks Inc.	24,240	3,271,430
National Instruments Corp.	121,140	3,454,913
QUALCOMM Inc.	87,220	5,932,704
[a]Trimble Navigation Ltd.	146,820	7,989,945
		67,214,213
Transportation 2.8%		
Expeditors International of Washington Inc.	82,020	3,814,750
[a]Hub Group Inc., A	110,000	3,963,300
[a]Kansas City Southern	100,000	7,169,000
		14,947,050
Total Common Stocks (Cost $358,605,794)		522,282,034
Short Term Investments (Cost $15,800,826) 2.9%		
Money Market Funds 2.9%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	15,800,826	15,800,826
Total Investments (Cost $374,406,620) 99.4%		538,082,860
Other Assets, less Liabilities 0.6%		3,371,258
Net Assets 100.0%		$ 541,454,118

'Non-income producing. bThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

[a]Sugarhouse HSP Gaming Prop Mezz LP/Finance Corp., senior secured note, 144A, 8.625%, 4/15/16	United States	1,500,000	1,597,500
			15,587,562
Diversified Financials 3.4%			
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	1,500,000	1,625,625
[e]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	2,500,000	2,577,075
GMAC Inc.,			
senior note, 6.875%, 8/28/12	United States	2,000,000	2,040,000
sub. note, 8.00%, 12/31/18	United States	800,000	854,000
International Lease Finance Corp.,			
senior note, R, 5.65%, 6/01/14	United States	2,000,000	2,045,000
[a]senior secured note, 144A, 6.75%, 9/01/16	United States	1,200,000	1,291,500
[a]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,			
5.625%, 3/15/20	United States	500,000	505,000
5.875%, 3/15/22	United States	600,000	607,500
			11,545,700
Energy 22.7%			
Alpha Natural Resources Inc., senior note,			
6.00%, 6/01/19	United States	1,100,000	1,001,000
6.25%, 6/01/21	United States	2,000,000	1,815,000
Antero Resources Finance Corp., senior note,			
9.375%, 12/01/17	United States	2,600,000	2,827,500
[a]144A, 7.25%, 8/01/19	United States	200,000	207,000
[a]Arch Coal Inc., senior note, 144A,			
7.00%, 6/15/19	United States	700,000	649,250
7.25%, 6/15/21	United States	1,000,000	927,500
Atlas Pipeline Partners LP, senior note, 8.75%, 6/15/18	United States	1,500,000	1,605,000
[a]BreitBurn Energy Partners LP/Finance Corp., senior note, 144A, 7.875%, 4/15/22	United States	1,300,000	1,332,500
Calumet Specialty Products Partners LP/Finance Corp., senior note, 9.375%, 5/01/19	United States	1,700,000	1,776,500
Carrizo Oil & Gas Inc., senior note, 8.625%, 10/15/18	United States	2,000,000	2,115,000
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	1,400,000	1,568,000
8.25%, 9/01/21	United States	600,000	642,000
[a]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	3,500,000	3,491,250
Chesapeake Energy Corp., senior note,			
6.625%, 8/15/20	United States	3,000,000	3,067,500
6.125%, 2/15/21	United States	1,000,000	995,000
[a]Chesapeake Midstream Partners LP/CHKM Finance Corp., senior note, 144A, 6.125%, 7/15/22	United States	700,000	708,750
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	2,000,000	2,000,000
Compagnie Generale de Geophysique-Veritas, senior note, 6.50%, 6/01/21	France	2,500,000	2,562,500
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	500,000	523,750
8.25%, 4/01/20	United States	1,000,000	1,050,000
6.375%, 3/01/21	United States	300,000	288,000
Eagle Rock Energy Partners LP/Finance Corp., senior note, 8.375%, 6/01/19	United States	1,800,000	1,863,000
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	3,000,000	3,345,000
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	2,500,000	2,718,750
[f]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	1,500,000	1,614,420
[a]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	2,500,000	2,418,750
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	2,200,000	2,145,000
[a]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,500,000	1,599,375
[a]Kodiak Oil & Gas Corp., senior note, 144A, 8.125%, 12/01/19	United States	900,000	955,125
Linn Energy LLC/Finance Corp., senior note,			
8.625%, 4/15/20	United States	2,000,000	2,165,000
7.75%, 2/01/21	United States	700,000	729,750
[a]144A, 6.50%, 5/15/19	United States	600,000	591,000
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	1,500,000	1,552,500
Oasis Petroleum Inc., senior note, 6.50%, 11/01/21	United States	900,000	909,000
Offshore Group Investment Ltd., senior secured note, 11.50%, 8/01/15	United States	1,700,000	1,878,500
[a]PBF Holding Co. LLC, senior secured note, 144A, 8.25%, 2/15/20	United States	2,400,000	2,460,000
Peabody Energy Corp., senior note,			
6.50%, 9/15/20	United States	1,700,000	1,708,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

[d]senior sub. note, 144A, 7.625%, 3/15/20	United States	8,750,000		8,618,750
[d]senior sub. note, 144A, 7.625%, 3/15/20	United States	1,250,000		1,212,500
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	15,000,000		15,750,000
[d]CSC Holdings Inc., senior note, 144A, 6.75%, 11/15/21	United States	23,000,000		24,063,750
[d]Cumulus Media Holdings Inc., senior note, 144A, 7.75%, 5/01/19	United States	10,000,000		9,500,000
[b,c,f]Dex One Corp., senior sub. note, PIK, 14.00%, 1/29/17	United States	33,649,583		10,010,751
Ford Motor Credit Co. LLC, senior note, 12.00%, 5/15/15	United States	12,900,000		16,028,250
The Goodyear Tire & Rubber Co., senior note,				
8.25%, 8/15/20	United States	9,700,000		10,354,750
7.00%, 5/15/22	United States	5,000,000		4,887,500
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	10,000,000		10,950,000
[d]Jaguar Land Rover PLC, 144A, 8.125%, 5/15/21	United Kingdom	2,118,000		2,169,626
KB Home, senior note,				
5.75%, 2/01/14	United States	6,500,000		6,532,500
6.25%, 6/15/15	United States	15,000,000		14,775,000
7.25%, 6/15/18	United States	10,600,000		10,229,000
MGM Resorts International, senior note,				
6.75%, 4/01/13	United States	7,500,000		7,771,875
6.625%, 7/15/15	United States	5,000,000		5,162,500
10.00%, 11/01/16	United States	20,000,000		22,500,000
[d]144A, 8.625%, 2/01/19	United States	3,700,000		3,986,750
[d]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	11,700,000		12,197,250
[d]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%,				
12/01/17	Germany	6,300,000		6,811,182
12/01/17	Germany	5,500,000	EUR	7,798,963
[d]Univision Communications Inc., senior secured note, 144A, 6.875%, 5/15/19	United States	15,000,000		15,281,250
[d]UPC Germany GmbH, senior secured note, 144A, 9.625%, 12/01/19	Germany	3,000,000	EUR	4,389,693
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	12,500,000		12,812,500
[d]UPCB Finance V Ltd., senior secured note, 144A, 7.25%, 11/15/21	Netherlands	6,000,000		6,375,000
[d]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	7,100,000		7,326,313
Virgin Media Secured Finance, senior secured note, 7.00%, 1/15/18	United Kingdom	2,100,000	GBP	3,583,043
Visant Corp., senior note, 10.00%, 10/01/17	United States	32,800,000		30,791,000
				571,705,975
Consumer Staples 0.8%				
[d]Boparan Finance PLC, senior note, 144A,				
9.75%, 4/30/18	United Kingdom	7,000,000	EUR	9,703,120
9.875%, 4/30/18	United Kingdom	7,500,000	GBP	12,315,770
JBS USA LLC/Finance Inc., senior note,				
11.625%, 5/01/14	United States	10,000,000		11,675,000
[d]144A, 8.25%, 2/01/20	United States	10,000,000		10,300,000
[d]144A, 7.25%, 6/01/21	United States	7,500,000		7,293,750
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	17,500,000		18,418,750
				69,706,390
Energy 7.2%				
Antero Resources Finance Corp., senior note,				
9.375%, 12/01/17	United States	14,600,000		15,877,500
[d]144A, 7.25%, 8/01/19	United States	3,900,000		4,036,500
[d]Arch Coal Inc., senior note, 144A, 7.25%, 6/15/21	United States	11,100,000		10,295,250
ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	15,000,000		11,025,000
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	5,000,000		4,837,500
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	7,765,750		8,348,181
[d]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	25,000,000		24,937,500
Chesapeake Energy Corp., senior note,				
6.50%, 8/15/17	United States	34,000,000		36,380,000
6.875%, 8/15/18	United States	16,200,000		16,767,000
7.25%, 12/15/18	United States	33,000,000		35,392,500
[e]6.775%, 3/15/19	United States	15,000,000		14,906,250
Compagnie Generale de Geophysique-Veritas, senior note, 6.50%, 6/01/21	France	12,500,000		12,812,500
[d]Connacher Oil and Gas Ltd., secured note, 144A, 8.50%, 8/01/19	Canada	7,000,000		7,035,000
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	1,800,000		1,890,000
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	22,000,000		25,106,334
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	15,000,000		16,312,500
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	10,500,000		9,397,500
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	27,500,000		26,606,250

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

7.75%, 2/01/19	United States	4,000,000	4,000,000
			264,924,262
Industrials 2.7%			
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	12,900,000	12,996,750
[c,g]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	25,000,000	22,187,500
[d]Ceva Group PLC,			
senior note, 144A, 12.75%, 3/31/20	United Kingdom	15,000,000	14,250,000
senior secured note, 144A, 8.375%, 12/01/17	United Kingdom	7,500,000	7,504,688
senior secured note, 144A, 11.50%, 4/01/18	United Kingdom	30,300,000	30,527,250
[d]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	United States	9,568,000	10,237,760
Hertz Corp., senior note, 6.75%, 4/15/19	United States	7,500,000	7,800,000
The Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	10,000,000	11,100,000
RBS Global & Rexnord Corp.,			
senior note, 8.50%, 5/01/18	United States	28,900,000	31,139,750
senior sub. note, 11.75%, 8/01/16	United States	13,500,000	14,326,875
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	45,000,000	46,800,000
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	8,800,000	9,152,000
[d]UR Financing Escrow Corp., senior note, 144A, 7.625%, 4/15/22	United States	8,000,000	8,240,000
			226,262,573
Information Technology 7.0%			
CDW LLC/Finance Corp.,			
senior note, 8.50%, 4/01/19	United States	28,725,000	30,663,937
senior sub. note, 12.535%, 10/12/17	United States	5,000,000	5,456,250
Ceridian Corp., senior note, 11.25%, 11/15/15	United States	4,500,000	4,083,750
[d]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	4,000,000	4,280,000
First Data Corp.,			
senior bond, 12.625%, 1/15/21	United States	80,000,000	80,600,000
senior note, 9.875%, 9/24/15	United States	7,500,000	7,575,000
senior note, 9.875%, 9/24/15	United States	4,645,000	4,668,225
[f]senior note, PIK, 10.55%, 9/24/15	United States	13,500,000	13,770,000
[d]senior secured bond, 144A, 8.25%, 1/15/21	United States	45,000,000	44,212,500
[d,f]senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	33,188,000	32,192,360
senior sub. note, 11.25%, 3/31/16	United States	90,000,000	81,900,000
Freescale Semiconductor Inc.,			
senior note, 10.125%, 12/15/16	United States	5,364,000	5,739,480
senior note, 8.05%, 2/01/20	United States	35,000,000	35,350,000
senior note, 10.75%, 8/01/20	United States	64,846,000	73,113,865
[d]senior secured note, 144A, 10.125%, 3/15/18	United States	4,438,000	4,970,560
[d]senior secured note, 144A, 9.25%, 4/15/18	United States	51,700,000	56,870,000
[d,j]Lawson Software Inc., senior note, 144A, 9.375%, 4/01/19	United States	4,100,000	4,253,750
Sanmina-SCI Corp.,			
[d]senior note, 144A, 7.00%, 5/15/19	United States	15,000,000	15,375,000
senior sub. note, 8.125%, 3/01/16	United States	6,655,000	6,862,969
[d]Sophia LP/Finance Inc., senior note, 144A, 9.75%, 1/15/19	United States	5,000,000	5,368,750
[d]Sterling Merger Inc., senior note, 144A, 11.00%, 10/01/19	United States	7,500,000	7,950,000
SunGard Data Systems Inc.,			
senior note, 10.625%, 5/15/15	United States	7,500,000	7,898,475
senior note, 7.625%, 11/15/20	United States	10,000,000	10,725,000
senior sub. note, 10.25%, 8/15/15	United States	14,500,000	15,134,375
[d]ViaSat Inc., senior note, 144A, 6.875%, 6/15/20	United States	12,500,000	12,875,000
			571,889,246
Materials 2.8%			
Berry Plastics Corp., senior secured note, 9.75%, 1/15/21	United States	5,000,000	5,487,500
[d]Cemex Finance LLC, senior secured note, 144A, 9.50%, 12/14/16	United States	3,000,000	3,007,800
[d]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	25,000,000	23,599,000
[d]Dynacast International LLC/Finance Inc., secured note, 144A, 9.25%, 7/15/19	United States	10,000,000	10,500,000
[d]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	10,000,000	10,368,750
6.875%, 2/01/18	Australia	11,900,000	11,959,500
8.25%, 11/01/19	Australia	15,000,000	15,825,000
[e]Huntsman International LLC, senior note, 5.50%, 6/30/16	United States	1,750,000	1,756,563
[d]Ineos Finance PLC, senior secured note, 144A, 8.375%, 2/15/19	United Kingdom	5,100,000	5,415,562
[d]Ineos Group Holdings Ltd.,			
senior note, 144A, 7.875%, 2/15/16	United Kingdom	30,000,000 EUR	35,629,815

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

	Country		Principal Amount	Value
Short Term Investments (Cost $8,320,563) 2.2%				
Repurchase Agreements 2.2%				
[b]Joint Repurchase Agreement, 0.053%, 4/02/12 (Maturity Value $8,320,599)	United States	$	8,320,563	8,320,563
BNP Paribas Securities Corp. (Maturity Value $760,087)				
Credit Suisse Securities (USA) LLC (Maturity Value $950,129)				
Deutsche Bank Securities Inc. (Maturity Value $529,606)				
HSBC Securities (USA) Inc. (Maturity Value $1,425,152)				
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,425,152)				
Morgan Stanley & Co. LLC (Maturity Value $380,085)				
UBS Securities LLC (Maturity Value $2,850,388)				
Collateralized by U.S. Government Agency Securities, 0.00% - 5.375%, 5/18/12 - 5/04/37; [c]U.S. Government Agency Discount Notes, 9/19/12 – 10/09/12; [c]U.S. Treasury Bills, 9/20/12; and U.S. Treasury Notes, 0.25% - 4.75%, 3/31/12 - 3/31/17 (valued at $8,489,516)				
Total Investments (Cost $250,943,468) 99.7%				371,114,433
Other Assets, less Liabilities 0.3%				1,150,941
Net Assets 100.0%				$ 372,265,374

[a]Non-income producing.
[b]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2012, all repurchase agreements had been entered into on March 30, 2012.
[c]The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

MetLife Inc.	21,700	810,495
Progressive Corp.	2,400	55,632
Prudential Financial Inc.	14,000	887,460
The Travelers Cos. Inc.	6,000	355,200
		4,858,374
Materials 5.7%		
Air Products and Chemicals Inc.	2,700	247,860
Alcoa Inc.	67,000	671,340
Nucor Corp.	21,400	919,130
Praxair Inc.	3,000	343,920
		2,182,250
Pharmaceuticals, Biotechnology & Life Sciences 11.3%		
Abbott Laboratories	10,200	625,158
[a]Gilead Sciences Inc.	14,800	722,980
Johnson & Johnson	6,500	428,740
Merck & Co. Inc.	24,000	921,600
Pfizer Inc.	34,500	781,770
Teva Pharmaceutical Industries Ltd., ADR (Israel)	13,300	599,298
[a]Watson Pharmaceuticals Inc.	3,800	254,828
		4,334,374
Retailing 4.4%		
The Home Depot Inc.	17,000	855,270
Nordstrom Inc.	13,500	752,220
[a]Office Depot Inc.	17,500	60,375
		1,667,865
Software & Services 6.1%		
International Business Machines Corp.	6,300	1,314,495
Microsoft Corp.	32,000	1,032,000
		2,346,495
Technology Hardware & Equipment 2.6%		
Corning Inc.	15,000	211,200
Xerox Corp.	97,500	787,800
		999,000
Transportation 1.4%		
Norfolk Southern Corp.	8,400	552,972
Utilities 1.2%		
Sempra Energy	7,500	449,700
Total Common Stocks (Cost $29,075,991)		37,013,220
Short Term Investments (Cost $1,282,137) 3.3%		
Money Market Funds 3.3%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,282,137	1,282,137
Total Investments (Cost $30,358,128) 99.9%		38,295,357
Other Assets, less Liabilities 0.1%		23,061
Net Assets 100.0%		$ 38,318,418

[a]Non-income producing.
[b]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

ABBREVIATIONS

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited) (continued)

Selected Portfolio

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Pinnacle Foods Finance LLC/Corp., senior note, 9.25%, 4/01/15	United States	2,500,000		2,581,250
[e]Refresco Group BV, senior secured sub. bond, 144A, 7.375%, 5/15/18	Netherlands	2,000,000	EUR	2,458,003
				24,019,996
Health Care Equipment & Services 1.6%				
Amerigroup Corp., senior note, 7.50%, 11/15/19	United States	2,500,000		2,750,000
CHS/Community Health Systems Inc., senior note,				
[e]144A, 8.00%, 11/15/19	United States	2,100,000		2,184,000
8.875%, 7/15/15	United States	1,125,000		1,167,187
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	United States	2,500,000		2,581,250
HCA Inc.,				
senior note, 6.50%, 2/15/16	United States	800,000		856,000
senior note, 7.50%, 2/15/22	United States	2,000,000		2,135,000
senior secured bond, 7.25%, 9/15/20	United States	300,000		328,125
senior secured note, 5.875%, 3/15/22	United States	1,900,000		1,907,125
[e]Health Management Associates Inc., senior note, 144A, 7.375%, 1/15/20	United States	2,600,000		2,665,000
[i]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	3,000,000		3,165,000
Vanguard Health Holding Co. II LLC/Inc., senior note, 8.00%, 2/01/18	United States	2,500,000		2,562,500
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	30,000		19,950
				22,321,137
Insurance 0.3%				
[h]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	2,000,000		1,975,000
[e,h]Mitsui Sumitomo Insurance Co. Ltd., sub. note, 144A, FRN, 7.00%, 3/15/72	Japan	2,100,000		2,110,500
				4,085,500
Materials 3.5%				
ArcelorMittal, senior note,				
5.50%, 3/01/21	Luxembourg	4,000,000		3,932,960
6.25%, 2/25/22	Luxembourg	500,000		505,925
[e]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	4,000,000		3,775,840
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	2,500,000		2,300,000
[e]FMG Resources August 2006 Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	1,200,000		1,244,250
6.00%, 4/01/17	Australia	500,000		500,000
6.875%, 2/01/18	Australia	3,000,000		3,015,000
Huntsman International LLC, senior sub. note, 8.625%, 3/15/21	United States	2,600,000		2,931,500
[e]Ineos Finance PLC, senior secured note, 144A,				
9.00%, 5/15/15	United Kingdom	300,000		319,875
9.25%, 5/15/15	United Kingdom	100,000	EUR	141,188
8.375%, 2/15/19	United Kingdom	200,000		212,375
[e]Ineos Group Holdings Ltd.,				
senior note, 144A, 7.875%, 2/15/16	United Kingdom	1,500,000	EUR	1,781,491
senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	1,500,000		1,425,000
[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	3,000,000	EUR	3,958,392
[e]Kinove German Bondco GmbH, senior secured bond, 144A, 10.00%, 6/15/18	Germany	2,500,000	EUR	3,502,931
[e]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	3,000,000		3,127,500
[f]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	3,500,000		2,362,500
Novelis Inc., senior note,				
8.375%, 12/15/17	Canada	1,500,000		1,635,000
8.75%, 12/15/20	Canada	1,600,000		1,760,000
[e]Reynolds Group Issuer Inc./LLC/SA,				
senior note, 144A, 9.00%, 5/15/18	United States	4,000,000		4,010,000
senior note, 144A, 9.875%, 8/15/19	United States	100,000		102,375
senior note, 144A, 8.25%, 2/15/21	United States	500,000		471,250
senior secured note, 144A, 7.125%, 4/15/19	United States	1,000,000		1,047,500
[e]Sealed Air Corp., senior note, 144A,				
8.125%, 9/15/19	United States	1,000,000		1,108,750
8.375%, 9/15/21	United States	500,000		564,375
Solo Cup Co., senior sub. note, 8.50%, 2/15/14	United States	500,000		503,750
[e]Xstrata Canada Financial Corp., senior note, 144A, 4.95%, 11/15/21	Canada	2,000,000		2,098,498
				48,338,225
Media 3.6%				
[e]AMC Networks Inc., senior note, 144A, 7.75%, 7/15/21	United States	1,300,000		1,456,000
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	500,000		546,875
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	United States	1,500,000		1,713,750

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited) (continued)

cco Holdings LLC/CCO Holdings Capital Corp., senior note,

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Universal Health Services Inc., New Tranche B Term Loan, 3.75% - 5.00%, 11/15/16	United States	4,357,005	4,359,728
			27,690,429
Materials 2.6%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	3,637,855	3,487,794
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	United States	5,813,900	5,828,435
Ashland Inc., Term B Loan, 3.75%, 8/23/18	United States	2,092,668	2,096,265
Consolidated Container Co. LLC, Second Lien Term Loan, 5.75%, 9/28/14	United States	2,114,283	2,019,141
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	United States	4,115,982	4,177,721
PL Propylene LLC, Tranche B Term Loan, 8.00%, 3/27/17	United States	1,817,901	1,826,990
Potters Holdings II LP, Second Lien Term Loan, 10.25%, 11/06/17	United States	247,452	250,442
Reynolds Group Holdings Inc.,			
Tranche B Term Loan, 6.50%, 2/09/18	United States	2,861,806	2,901,677
iTranche C Term Loan, 6.50%, 8/09/18	United States	4,940,327	5,009,156
Road Infrastructure Investment LLC, Second Lien Term Loan, 11.25%, 9/30/18	United States	4,338,900	4,252,122
Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 4.25%, 2/08/18	Netherlands	1,392,303	1,394,913
iWalter Energy Inc., B Term Loan, 4.00%, 4/01/18	United States	3,895,178	3,884,062
			37,128,718
Media 2.6%			
Cinemark USA Inc., Extended Term Loan, 3.50% - 3.76%, 4/30/16	United States	1,903,915	1,911,054
Clear Channel Communications Inc.,			
Tranche A Term Loan, 3.641%, 5/13/14	United States	1,666,610	1,550,681
Tranche B Term Loan, 3.891%, 1/29/16	United States	5,014,627	4,078,772
CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 1.991%, 3/29/16	United States	4,967,661	4,944,894
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	United States	5,450,000	5,540,301
Hubbard Radio LLC, Second Lien Term Loan, 8.75%, 4/29/18	United States	1,192,409	1,213,276
R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	1,780,221	796,649
iRegal Cinemas Corp., Term Loan, 3.241% - 3.47%, 8/23/17	United States	2,559,028	2,553,697
Sinclair Television Group Inc.,			
iFreedom Incremental Tranche B Term Loan, 5.25%, 10/29/16	United States	1,283,678	1,286,887
New Tranche B Term Loan, 4.00%, 10/29/16	United States	1,196,512	1,195,310
Telesat Canada, U.S. Term B Loan, 5.50%, 3/28/19	Canada	2,650,635	2,652,954
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17	United States	2,769,495	2,776,004
Univision Communications Inc., Extended First Lien Term Loan, 4.491%, 3/31/17	United States	2,141,315	1,989,930
iUPC Financing Partnership,			
Term Loan T, 3.744%, 12/31/16	Netherlands	2,935,799	2,928,459
Term Loan X, 3.744%, 12/31/17	Netherlands	1,117,545	1,112,656
			36,531,524
Pharmaceuticals, Biotechnology & Life Sciences 0.4%			
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	1,313,462	1,314,039
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	United States	2,626,924	2,628,078
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	1,806,011	1,806,803
			5,748,920
Retailing 0.8%			
BJ's Wholesale Club Inc.,			
iReplacement Loans, 5.25%, 9/30/18	United States	6,316,544	6,356,022
Second Lien Term Loan, 10.00%, 3/30/19	United States	4,648,792	4,820,217
			11,176,239
Software & Services 0.8%			
AVG Technologies NV, Term Loan, 7.50% - 8.25%, 3/15/16	Netherlands	5,851,432	5,697,832
Fidelity National Information Services Inc.,			
Term A-2 Loans, 2.494%, 7/18/14	United States	637,881	638,147
Term B Loan, 4.25%, 7/18/16	United States	287,065	289,038
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.866% - 4.148%, 2/28/16	United States	2,942,137	2,950,499
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	1,832,000	1,835,816
			11,411,332
Technology Hardware & Equipment 0.1%			
iFlextronics International USA Inc.,			
A-1-A Delayed Draw Term Loan, 4.50%, 10/01/14	United States	27,624	27,417
A-1-B Delayed Draw Term Loan, 2.491%, 10/01/14	United States	197,135	195,656
A-2 Delayed Draw Term Loan, 2.491%, 10/01/14	United States	675,933	670,864
A-3 Delayed Draw Term Loan, 2.494%, 10/01/14	United States	597,074	592,596

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	1,914	2,073
			19,169,595
[h]**Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%**[†]			
FNMA, 2.31%, 12/01/34	United States	270,329	285,463
FNMA, 2.419%, 4/01/20	United States	59,921	60,504
			345,967
Federal National Mortgage Association (FNMA) Fixed Rate 2.8%			
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	242,618	260,770
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	264,808	287,478
FNMA 15 Year, 5.50%, 11/01/13 - 11/01/18	United States	2,515,970	2,737,862
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	4,597	4,973
FNMA 15 Year, 7.00%, 5/01/12	United States	4	4
FNMA 30 Year, 4.00%, 1/01/41 - 12/01/41	United States	11,917,901	12,511,946
FNMA 30 Year, 4.50%, 12/01/40	United States	5,448,307	5,805,111
FNMA 30 Year, 5.00%, 4/01/30 - 7/01/41	United States	10,806,570	11,743,155
FNMA 30 Year, 5.50%, 8/01/33 - 9/01/35	United States	1,854,796	2,034,934
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	2,445,808	2,711,478
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	1,355,383	1,528,698
			39,626,409
Government National Mortgage Association (GNMA) Fixed Rate 0.2%			
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	977,638	1,082,905
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36	United States	1,006,395	1,131,146
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32	United States	6,651	7,725
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	62,606	73,990
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,973	2,368
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	266,857	296,050
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	298,047	337,157
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	115,281	132,782
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	31,456	37,645
			3,101,768
Total Mortgage-Backed Securities (Cost $60,297,918)			62,332,873
Municipal Bonds 3.4%			
Bay Area Toll Authority Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/01/50	United States	5,000,000	6,661,400
California State GO,			
Build America Bonds, Various Purpose, 7.625%, 3/01/40	United States	1,500,000	1,955,190
Refunding, 5.00%, 4/01/38	United States	9,700,000	10,117,682
Various Purpose, 6.00%, 4/01/38	United States	2,500,000	2,848,075
Various Purpose, 6.00%, 11/01/39	United States	160,000	183,770
Various Purpose, 5.25%, 11/01/40	United States	560,000	604,050
Various Purpose, Refunding, 5.25%, 3/01/38	United States	1,500,000	1,587,225
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	300,000	302,115
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	290,000	297,998
Chicago Waterworks Revenue, second lien, Refunding, 5.25%, 11/01/38	United States	1,895,000	2,047,756
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,			
8/01/25	United States	2,500,000	1,333,950
8/01/26	United States	1,290,000	646,600
8/01/27	United States	1,720,000	811,788
8/01/29	United States	1,720,000	717,584
Illinois State GO,			
5.877%, 3/01/19	United States	3,575,000	3,935,610
Build America Bonds, 7.35%, 7/01/35	United States	4,600,000	5,389,360
[e]New York City IDA, 144A, 11.00%, 3/01/29	United States	600,000	754,854
Poway USD, GO, Election of 2008, ID No. 2007-1, Series A, zero cpn.,			
8/01/27	United States	370,000	174,629
8/01/30	United States	370,000	145,203
8/01/32	United States	460,000	159,174
8/01/33	United States	245,000	79,468
Redondo Beach USD, GO, Build America Bonds, Election of 2008, Direct Payment to District, Series D, 6.461%, 8/01/40	United States	1,510,000	1,608,860
San Francisco City and County GO, Build America Bonds, 5.75%, 6/15/27	United States	1,700,000	1,954,303

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

At March 31, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Buy	714,000	$ 952,440	4/05/12	$ 382	$ -
Euro	DBAB	Sell	714,000	999,343	4/05/12	46,521	-
British Pound	DBAB	Buy	632,715	1,008,611	4/11/12	3,717	-
British Pound	DBAB	Sell	1,089,000	1,762,547	4/11/12	20,173	-
Indian Rupee	DBAB	Buy	20,841,000	444,845	4/11/12	-	(36,134)
Indian Rupee	DBAB	Buy	44,691,000	957,391	4/13/12	-	(81,380)
Chilean Peso	MSCO	Buy	116,230,000	236,120	4/16/12	1,252	-
Indian Rupee	JPHQ	Buy	30,019,000	641,432	4/16/12	-	(53,438)
Indian Rupee	JPHQ	Buy	29,466,000	625,871	4/18/12	-	(48,986)
Euro	DBAB	Buy	1,740,000	2,321,160	4/19/12	985	-
Euro	DBAB	Sell	1,888,220	2,692,035	4/19/12	172,080	-
Indian Rupee	JPHQ	Buy	14,719,000	312,373	4/19/12	-	(24,273)
Indian Rupee	DBAB	Buy	10,360,000	219,352	4/19/12	-	(16,573)
Chilean Peso	MSCO	Buy	104,150,000	210,404	4/20/12	2,190	-
Euro	DBAB	Sell	1,001,008	1,416,527	4/23/12	80,592	-
Indian Rupee	DBAB	Buy	20,931,000	444,489	4/26/12	-	(35,487)
Singapore Dollar	DBAB	Buy	6,168,500	5,000,000	4/26/12	-	(92,185)
Chilean Peso	JPHQ	Buy	234,301,000	475,159	4/27/12	2,678	-
Indian Rupee	JPHQ	Buy	17,801,000	377,540	4/27/12	-	(29,782)
Chilean Peso	CITI	Buy	377,668,000	776,296	4/30/12	-	(6,364)
Indian Rupee	JPHQ	Buy	14,829,000	314,841	4/30/12	-	(25,343)
Chilean Peso	DBAB	Buy	1,554,000,000	3,233,458	5/04/12	-	(66,979)
Chilean Peso	DBAB	Sell	980,000,000	2,000,817	5/04/12	3,938	-
Euro	DBAB	Buy	180,000	240,237	5/04/12	-	(333)
Euro	DBAB	Sell	180,000	264,204	5/04/12	23,964	-
Philippine Peso	JPHQ	Buy	91,360,000	2,135,228	5/04/12	-	(12,613)
British Pound	DBAB	Sell	913,406	1,489,364	5/10/12	28,235	-
Euro	DBAB	Sell	600,000	844,476	5/10/12	43,649	-
Singapore Dollar	DBAB	Buy	3,707,640	3,000,000	5/10/12	-	(50,032)
Euro	DBAB	Sell	429,000	605,386	5/11/12	32,792	-
British Pound	DBAB	Sell	2,287,500	3,700,489	5/17/12	41,498	-
Indian Rupee	DBAB	Buy	28,359,000	594,279	6/01/12	-	(44,313)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Japanese Yen	BZWS	Sell	15,895,000	208,788	8/22/12	16,535	-
Japanese Yen	MSCO	Sell	12,500,000	164,184	8/22/12	12,995	-
Japanese Yen	DBAB	Sell	15,915,000	209,026	8/22/12	16,531	-
Euro	BZWS	Sell	263,159	378,423	8/23/12	26,942	-
Japanese Yen	FBCO	Sell	31,524,000	414,299	8/23/12	33,006	-
Japanese Yen	CITI	Sell	31,757,000	418,075	8/23/12	33,964	-
Japanese Yen	DBAB	Sell	15,708,000	207,130	8/23/12	17,136	-
Singapore Dollar	DBAB	Buy	578,000	460,796	8/23/12	-	(595)
Euro	BZWS	Sell	441,303	633,093	8/24/12	43,675	-
Japanese Yen	JPHQ	Sell	31,689,000	415,403	8/24/12	32,109	-
Singapore Dollar	DBAB	Buy	580,000	461,196	8/24/12	602	-
Euro	DBAB	Sell	298,304	429,901	8/27/12	31,468	-
Euro	BZWS	Sell	3,068,753	4,414,138	8/27/12	315,329	-
Euro	UBSW	Sell	2,085,332	3,000,000	8/27/12	214,707	-
Japanese Yen	DBAB	Buy	155,000,000	2,006,472	8/27/12	-	(131,601)
Japanese Yen	JPHQ	Sell	15,991,000	210,270	8/27/12	16,843	-
Japanese Yen	UBSW	Sell	34,903,000	459,054	8/27/12	36,869	-
Japanese Yen	DBAB	Sell	427,099,000	5,620,315	8/27/12	454,149	-
Japanese Yen	BZWS	Sell	44,152,000	578,929	8/27/12	44,869	-
Japanese Yen	HSBC	Sell	50,145,000	657,855	8/27/12	51,304	-
Singapore Dollar	DBAB	Buy	722,000	575,597	8/27/12	-	(724)
Euro	DBAB	Sell	1,383,356	1,980,412	8/29/12	132,694	-
Euro	DBAB	Sell	690,000	991,530	8/30/12	69,906	-
Japanese Yen	BZWS	Sell	37,600,000	493,438	8/30/12	38,613	-
Euro	DBAB	Sell	12,470	18,035	8/31/12	1,379	-
Japanese Yen	JPHQ	Sell	15,743,000	206,317	8/31/12	15,881	-
Singapore Dollar	DBAB	Buy	361,500	287,635	8/31/12	209	-
Euro	BZWS	Sell	271,320	380,960	9/10/12	18,534	-
Euro	BZWS	Sell	266,006	371,876	9/12/12	16,543	-
Euro	BZWS	Sell	759,073	1,038,279	9/14/12	24,288	-
Euro	UBSW	Sell	708,181	970,704	9/17/12	24,676	-
Euro	BZWS	Sell	178,354	247,234	9/19/12	8,976	-
Singapore Dollar	JPHQ	Buy	1,394,000	1,100,671	9/19/12	9,478	-
Euro	BZWS	Sell	469,210	638,370	9/24/12	11,542	-
Euro	DBAB	Sell	185,654	249,909	10/04/12	1,872	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Philippine Peso	DBAB	Buy	21,010,000	482,434	10/04/12	736	-
Philippine Peso	HSBC	Buy	16,853,000	382,319	10/04/12	5,252	-
Euro	UBSW	Sell	2,850,000	3,797,696	10/05/12	-	(9,987)
Philippine Peso	DBAB	Buy	25,119,000	576,785	10/05/12	849	-
Philippine Peso	HSBC	Buy	25,126,000	566,398	10/05/12	11,397	-
Philippine Peso	DBAB	Buy	20,621,000	473,774	10/09/12	323	-
Philippine Peso	JPHQ	Buy	6,636,000	152,132	10/09/12	436	-
Euro	BZWS	Sell	2,749,000	3,645,641	10/11/12	-	(27,267)
Philippine Peso	HSBC	Buy	24,786,000	569,911	10/11/12	-	(118)
Philippine Peso	DBAB	Buy	16,501,000	379,072	10/11/12	261	-
Philippine Peso	JPHQ	Buy	8,232,000	188,721	10/11/12	521	-
Philippine Peso	DBAB	Buy	4,913,000	112,554	10/12/12	382	-
Euro	DBAB	Sell	121,043	166,845	10/15/12	5,117	-
Philippine Peso	JPHQ	Buy	6,136,000	141,350	10/15/12	-	(323)
Philippine Peso	JPHQ	Buy	12,175,000	278,668	10/15/12	1,157	-
Philippine Peso	HSBC	Buy	8,192,000	187,739	10/15/12	542	-
Euro	DBAB	Sell	587,951	811,125	10/18/12	25,530	-
Japanese Yen	DBAB	Sell	382,080,000	5,015,687	10/22/12	390,196	-
Philippine Peso	JPHQ	Buy	237,550,000	5,469,721	10/22/12	-	(12,022)
Euro	BZWS	Sell	217,715	299,162	10/24/12	8,247	-
Euro	BZWS	Sell	1,659,340	2,302,168	10/25/12	84,911	-
Euro	BZWS	Sell	1,993,000	2,759,886	10/26/12	96,763	-
Euro	CITI	Sell	648,569	902,918	10/26/12	36,276	-
Japanese Yen	JPHQ	Sell	270,990,000	3,577,355	10/26/12	296,498	-
Euro	UBSW	Sell	2,679,000	3,729,168	10/29/12	149,305	-
Euro	DBAB	Sell	1,494,524	2,106,995	10/31/12	109,880	-
Japanese Yen	JPHQ	Sell	360,360,000	4,785,340	10/31/12	422,103	-
Euro	DBAB	Sell	243,767	339,065	11/02/12	13,317	-
Euro	BZWS	Sell	529,706	730,253	11/05/12	22,386	-
Euro	BZWS	Sell	473,670	651,367	11/08/12	18,370	-
Euro	BZWS	Sell	227,970	311,031	11/15/12	6,363	-
Euro	BZWS	Sell	63,419	86,938	11/19/12	2,180	-
Euro	UBSW	Sell	1,480,440	2,011,770	11/19/12	33,195	-
Euro	BZWS	Sell	221,993	301,245	11/21/12	4,551	-
Euro	BZWS	Sell	201,376	273,328	11/23/12	4,185	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Euro	UBSW	Sell	2,020,000	2,731,444	12/03/12	31,477	-
Japanese Yen	BZWS	Sell	257,790,000	3,343,580	12/06/12	220,287	-
Euro	UBSW	Sell	3,400,000	4,552,566	12/10/12	7,830	-
Euro	DBAB	Sell	5,466,617	7,331,882	12/10/12	24,726	-
Japanese Yen	UBSW	Sell	351,760,000	4,586,778	12/12/12	324,529	-
British Pound	DBAB	Sell	600,000	922,440	12/17/12	-	(35,852)
Euro	CITI	Sell	3,868,000	5,051,879	12/17/12	-	(118,696)
Euro	DBAB	Sell	486,875	639,705	12/17/12	-	(11,128)
Euro	UBSW	Sell	2,137,312	2,799,559	12/20/12	-	(57,572)
Euro	DBAB	Sell	262,167	343,177	12/20/12	-	(7,285)
Euro	DBAB	Sell	239,450	305,897	1/03/13	-	(14,227)
Chilean Peso	DBAB	Buy	2,449,000,000	4,646,177	1/10/13	208,192	-
Indian Rupee	HSBC	Buy	94,400,000	1,702,318	1/10/13	67,006	-
Japanese Yen	HSBC	Sell	183,560,000	2,402,932	1/10/13	177,534	-
Euro	UBSW	Sell	3,940,000	5,039,654	1/11/13	-	(228,067)
Euro	BZWS	Sell	1,691,484	2,164,339	1/11/13	-	(97,150)
Euro	DBAB	Sell	2,187,000	2,808,327	1/14/13	-	(115,717)
Euro	JPHQ	Sell	1,802,953	2,299,576	1/14/13	-	(110,992)
Japanese Yen	BZWS	Sell	460,675,000	6,026,228	1/15/13	440,658	-
Euro	DBAB	Sell	252,750	330,243	1/17/13	-	(7,693)
Euro	BZWS	Sell	2,912,410	3,716,235	1/22/13	-	(177,893)
Euro	DBAB	Sell	186,978	238,990	1/22/13	-	(11,015)
Japanese Yen	DBAB	Sell	271,680,000	3,556,021	1/22/13	261,510	-
Euro	DBAB	Sell	465,260	603,675	1/24/13	-	(18,424)
Euro	DBAB	Sell	3,774,662	4,908,633	1/28/13	-	(138,594)
Euro	BZWS	Sell	1,007,118	1,313,231	1/28/13	-	(33,420)
Euro	DBAB	Sell	4,032,721	5,311,900	1/30/13	-	(80,457)
Euro	DBAB	Sell	3,014,151	3,960,293	1/31/13	-	(70,108)
Chilean Peso	DBAB	Buy	725,000,000	1,434,167	2/07/13	-	(1,377)
Chilean Peso	JPHQ	Buy	482,900,000	958,325	2/08/13	-	(4,090)
Indian Rupee	HSBC	Buy	186,760,000	3,668,507	2/08/13	-	(180,681)
Chilean Peso	BZWS	Buy	1,487,300,000	2,958,623	2/11/13	-	(20,584)
Euro	UBSW	Sell	2,151,000	2,862,400	2/13/13	-	(14,075)
Singapore Dollar	DBAB	Buy	361,500	288,301	2/28/13	-	(21)
Euro	UBSW	Sell	2,581,000	3,478,156	3/01/13	26,292	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Japanese Yen	HSBC	Sell	85,800,000	1,073,070	3/01/13	31,835	-
Japanese Yen	JPHQ	Sell	85,800,000	1,073,842	3/01/13	32,607	-
Euro	DBAB	Sell	5,979,967	8,000,000	3/04/13	2,156	-
Japanese Yen	UBSW	Sell	95,700,000	1,194,048	3/04/13	32,602	-
Euro	DBAB	Sell	324,000	424,084	3/18/13	-	(9,286)
Singapore Dollar	DBAB	Buy	973,400	768,696	3/19/13	7,682	-
Singapore Dollar	HSBC	Buy	1,113,000	880,747	3/19/13	6,976	-
Singapore Dollar	DBAB	Buy	1,048,000	835,592	3/21/13	302	-
Singapore Dollar	HSBC	Buy	837,000	667,251	3/21/13	348	-
Euro	DBAB	Sell	333,108	440,136	3/26/13	-	(5,440)
Euro	DBAB	Sell	7,600,297	10,096,615	4/02/13	-	(70,249)
Euro	DBAB	Sell	47,096	62,986	4/02/13	73	-
Euro	DBAB	Sell	222,456	297,469	4/03/13	301	-
Indian Rupee	HSBC	Buy	108,100,000	2,000,000	4/03/13	5,390	-
Unrealized appreciation (depreciation)						8,410,172	(3,251,671)
Net unrealized appreciation (depreciation)						$ 5,158,501	

ABBREVIATIONS

Counterparty

BOFA - Bank of America N.A.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
JPHQ - JPMorgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty

Franklin Templeton VIP Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds[a]		
Domestic Equity 32.3%		
Mutual Shares Securities Fund, Class 1	82,835,141	$ 1,405,712,346
Domestic Hybrid 32.2%		
Franklin Income Securities Fund, Class 1	90,800,952	1,400,150,677
Foreign Equity 32.0%		
Templeton Growth Securities Fund, Class 1	121,734,529	1,393,860,353
Total Investments in Underlying Funds (Cost $3,618,068,876) 96.5%		4,199,723,376
Other Assets, less Liabilities 3.5%		153,590,564
Net Assets 100.0%		$ 4,353,313,940

[a]See Note 7 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Corporate Notes and Senior Floating Rate Interests in Reorganization 0.9%			
[c,k]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	722	—
[k]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	4,854,000	3,276,450
[h,k]Tribune Co.,			
Incremental Term Loan, 7.25%, 6/04/14	United States	761,000	500,357
Initial Tranche B Term Loan, 5.25%, 6/04/14	United States	4,769,000	3,153,501
Total Corporate Notes and Senior Floating Rate Interests Reorganization (Cost $8,492,354)			6,930,308
		Shares	
Companies in Liquidation 0.0%†			
[a]Adelphia Recovery Trust	United States	5,379,562	5,918
[a,b]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	14,697
[a,b,c]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,d]FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
Total Companies in Liquidation (Cost $481,248)			20,615
Total Investments before Short Term Investments (Cost $664,255,126)			770,288,007
		Principal Amount*	
Short Term Investments 3.7%			
Convertible Notes (Cost $2,687,756) 0.3%			
[h]iStar Financial Inc., cvt., senior note, FRN, 1.081%, 10/01/12	United States	2,829,000	2,772,420
U.S. Government and Agency Securities 1.9%			
[l]FHLB, 4/02/12	United States	500,000	500,000
[l,m]U.S. Treasury Bills, 4/26/12 - 6/28/12	United States	14,800,000	14,798,140
Total U.S. Government and Agency Securities (Cost $15,298,472)			15,298,140
Total Investments before Money Market Funds and Repurchase Agreements (Cost $682,241,354)			788,358,567
[n]**Repurchase Agreements 1.5%**			
Credit Suisse Securities (USA) LLC,			
0.05%, 4/02/12 (Maturity Value $3,900,016)			
Collateralized by U.S. Treasury Bonds, 4.50%, 2/15/36 (valued at $3,978,312)	United States	3,900,000	3,900,000
0.07%, 4/02/12 (Maturity Value $7,700,045)			
Collateralized by U.S. Treasury Bonds, 4.50%, 2/15/36 (valued at $7,857,476)	United States	7,700,000	7,700,000
Total Repurchase Agreements (Cost $11,600,000)			11,600,000
		Shares	
Investments from Cash Collateral Received for Loaned Securities (Cost $47,782) 0.0%†			
Money Market Funds 0.0%†			
[o]BNY Mellon Overnight Government Fund, 0.153%	United States	47,782	47,782
Total Investments (Cost $693,889,136) 99.3%			800,006,349
Securities Sold Short (1.3)%			(10,647,399)
Other Assets, less Liabilities 2.0%			15,961,721
Net Assets 100.0%			$ 805,320,671
Securities Sold Short (Proceeds $10,076,412) (1.3)%			
Health Care Providers & Services (1.3)%			
Express Scripts Inc.	United States	196,519	$ (10,647,399)

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

[a] Non-income producing.

[b] Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[c] Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2012, the aggregate value of these securities was $1,891,188, representing 0.23% of net assets.

[d] See Note 5 regarding restricted securities.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

[e] At March 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[f] See Note 6 regarding holdings of 5% voting securities.

[g] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2012, the aggregate value of these securities was $11,334,614, representing 1.41% of net assets.

[h] The coupon rate shown represents the rate at period end.

[i] Income may be received in additional securities and/or cash.

[j] A portion or all of the security is on loan at March 31, 2012.

[k] Defaulted security or security for which income has been deemed uncollectible.

[l] The security is traded on a discount basis with no stated coupon rate.

[m] Security or a portion of the security has been pledged as collateral for securities sold short, open futures and forward contracts. At March 31, 2012, the aggregate value of these securities and/or cash pledged as collateral was $17,412,989, representing 2.16% of net assets.

[n] At March 31, 2012, all repurchase agreements had been entered into on March 30, 2012.

[o] The rate shown is the annualized seven-day yield at period end.

At March 31, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	214	$ 35,681,825	6/19/12	$ -	$ (681,099)
GBP/USD	Short	129	12,890,325	6/19/12	-	(266,309)
Net unrealized appreciation (depreciation)						$ (947,408)

At March 31, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBAB	Sell	8,967,609	$ 13,762,866	4/16/12	$ -	$ (584,619)
British Pound	BOFA	Sell	3,446,405	5,326,363	4/16/12	-	(187,620)
British Pound	BZWS	Sell	593,358	939,647	4/16/12	-	(9,681)
British Pound	BZWS	Buy	777,965	1,222,556	4/16/12	22,128	-
British Pound	DBAB	Buy	208,535	328,550	4/16/12	5,090	-
Euro	HSBC	Buy	178,571	237,782	4/16/12	530	-
Euro	DBAB	Buy	1,756,463	2,333,102	4/16/12	10,983	-
Euro	BOFA	Buy	578,543	768,230	4/16/12	3,864	-
Euro	SSBT	Sell	224,184	302,234	4/16/12	3,049	-
Euro	DBAB	Sell	2,697,542	3,622,975	4/16/12	22,974	-
Euro	HAND	Sell	1,362,079	1,833,636	4/16/12	15,875	-
Euro	BOFA	Sell	2,264,233	3,044,735	4/16/12	23,005	-
Euro	BZWS	Sell	10,937,179	14,634,472	4/16/12	38,272	-
Euro	HSBC	Sell	1,306,390	1,763,071	4/16/12	19,630	-
Japanese Yen	BOFA	Buy	12,499,269	153,429	4/20/12	-	(2,452)
Japanese Yen	DBAB	Sell	6,284,609	75,391	4/20/12	-	(520)
Japanese Yen	HSBC	Sell	6,293,673	75,536	4/20/12	-	(485)
Japanese Yen	BZWS	Buy	6,454,278	77,948	4/20/12	12	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Osaka Securities Exchange Co. Ltd.	Japan	5	27,746
			93,067
Diversified Telecommunication Services 0.8%			
Vivendi SA	France	890	16,342
Electric Utilities 1.0%			
[a,b]AET&D Holdings No. 1 Pty. Ltd.	Australia	6,987	—
E.ON AG	Germany	927	22,217
			22,217
Electronic Equipment, Instruments & Components 0.6%			
Hoya Corp.	Japan	600	13,470
Energy Equipment & Services 0.4%			
[a]Dockwise Ltd.	Norway	410	8,480
Food & Staples Retailing 4.3%			
FamilyMart Co. Ltd.	Japan	625	26,418
Koninklijke Ahold NV	Netherlands	1,634	22,655
Lawson Inc.	Japan	456	28,691
Metro AG	Germany	401	15,513
			93,277
Food Products 1.6%			
China Fishery Group Ltd.	China	38,035	35,103
Hotels, Restaurants & Leisure 4.7%			
Accor SA	France	553	19,755
Ladbrokes PLC	United Kingdom	8,626	22,118
Mandarin Oriental International Ltd.	Hong Kong	8,800	14,212
REXLot Holdings Ltd.	Hong Kong	510,168	45,330
			101,415
Household Durables 1.8%			
[a]Berkeley Group Holdings PLC	United Kingdom	1,024	21,636
Skyworth Digital Holdings Ltd.	Hong Kong	36,861	17,183
			38,819
Industrial Conglomerates 2.5%			
Jardine Matheson Holdings Ltd.	Hong Kong	473	23,650
Jardine Strategic Holdings Ltd.	Hong Kong	364	11,105
Shanghai Industrial Holdings Ltd.	China	6,650	20,424
			55,179
Insurance 11.0%			
ACE Ltd.	United States	325	23,790
Ageas	Belgium	9,527	20,951
AXA SA	France	1,143	18,959
Catlin Group Ltd.	United Kingdom	3,421	22,238
Great Eastern Holdings Ltd.	Singapore	2,000	22,118
Hiscox Ltd.	United Kingdom	3,383	21,412
Lancashire Holdings Ltd.	United Kingdom	1,925	24,218
Resolution Ltd.	United Kingdom	7,611	31,901
RSA Insurance Group PLC	United Kingdom	18,050	30,254
Zurich Insurance Group AG	Switzerland	83	22,315
			238,156
Machinery 1.5%			
Bradken Ltd.	Australia	1,985	17,641
[a]KUKA AG	Germany	690	14,824
			32,465
Marine 1.4%			
A.P. Moller - Maersk AS, B	Denmark	4	30,901
Media 4.3%			
[a]Austar United Communications Ltd.	Australia	25,308	38,010
Eutelsat Communications	France	233	8,619
Reed Elsevier PLC	United Kingdom	621	5,517

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

At March 31, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	428	$ 71,363,650	6/18/12	$ -	$ (1,363,300)
GBP/USD	Short	472	47,164,600	6/18/12	-	(974,611)
Net unrealized appreciation (depreciation)						$ (2,337,911)

At March 31, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBAB	Sell	52,497,778	$ 80,542,335	4/16/12	$ -	$ (3,450,082)
British Pound	BOFA	Sell	20,954,363	32,332,731	4/16/12	-	(1,192,643)
British Pound	BZWS	Sell	1,864,650	2,955,498	4/16/12	-	(27,799)
British Pound	BZWS	Buy	2,664,583	4,186,933	4/16/12	76,195	-
Euro	DBAB	Buy	12,361,021	16,391,545	4/16/12	104,842	-
Euro	BOFA	Buy	153,974	204,797	4/16/12	690	-
Euro	SSBT	Sell	640,248	863,150	4/16/12	8,708	-
Euro	DBAB	Sell	6,218,379	8,352,381	4/16/12	53,651	-
Euro	HAND	Sell	3,605,814	4,855,349	4/16/12	43,215	-
Euro	BOFA	Sell	5,688,919	7,652,768	4/16/12	60,627	-
Euro	BZWS	Sell	45,362,750	60,668,205	4/16/12	129,397	-
Euro	HSBC	Sell	3,726,926	5,029,766	4/16/12	56,001	-
Japanese Yen	BOFA	Buy	42,660,425	523,659	4/20/12	-	(8,367)
Japanese Yen	DBAB	Sell	20,583,629	246,925	4/20/12	-	(1,703)
Japanese Yen	HSBC	Sell	20,613,318	247,399	4/20/12	-	(1,587)
Japanese Yen	BZWS	Buy	28,967,002	349,835	4/20/12	55	-
Japanese Yen	BOFA	Sell	601,667,370	7,785,580	4/20/12	518,088	-
Japanese Yen	DBAB	Sell	85,524,029	1,086,980	4/20/12	53,942	-
British Pound	BZWS	Sell	33,102,328	52,374,101	5/21/12	-	(573,334)
British Pound	HSBC	Sell	29,054,867	45,930,272	5/21/12	-	(543,218)
British Pound	BOFA	Sell	5,208,910	8,199,331	5/21/12	-	(132,361)
British Pound	DBAB	Sell	2,377,082	3,787,158	5/21/12	-	(20,794)
Euro	HSBC	Sell	30,000,000	39,302,100	5/31/12	-	(744,206)
Euro	BZWS	Buy	5,037,360	6,650,154	5/31/12	74,101	-
Euro	BZWS	Sell	21,714,984	29,080,924	5/31/12	94,094	-
Norwegian Krone	HAND	Sell	24,349,240	4,048,621	6/19/12	-	(216,916)
Norwegian Krone	HAND	Buy	15,970,009	2,688,191	6/19/12	109,459	-
Norwegian Krone	DBAB	Buy	1,850,000	310,913	6/19/12	13,173	-
Norwegian Krone	SSBT	Buy	3,298,600	564,209	6/19/12	13,645	-
Euro	HSBC	Sell	18,401,705	23,447,678	7/17/12	-	(1,123,697)
Euro	DBAB	Sell	4,853,604	6,407,780	7/17/12	-	(73,127)
Euro	BZWS	Sell	2,848,789	3,762,105	7/17/12	-	(41,818)
Euro	BOFA	Sell	1,246,624	1,654,022	7/17/12	-	(10,566)
British Pound	BZWS	Sell	34,148,507	53,398,020	7/19/12	-	(1,201,571)
British Pound	DBAB	Sell	32,815,137	51,309,748	7/19/12	-	(1,157,936)
Swiss Franc	DBAB	Sell	13,160,321	14,441,866	8/10/12	-	(168,438)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Swiss Franc	BOFA	Sell	12,222,801	13,412,489	8/10/12	-	(157,001)
Swiss Franc	DBAB	Buy	802,600	892,869	8/10/12	-	(1,840)
Euro	BOFA	Sell	25,157,292	32,979,322	8/31/12	-	(623,192)
Euro	BZWS	Sell	4,286,431	5,622,433	8/31/12	-	(102,939)
Euro	DBAB	Sell	3,369,540	4,440,788	8/31/12	-	(59,897)
Euro	HSBC	Sell	1,201,240	1,576,495	8/31/12	-	(27,998)
Euro	BZWS	Sell	23,477,486	31,534,020	8/31/12	175,216	-
Unrealized appreciation (depreciation)						1,585,099	(11,663,030)
Net unrealized appreciation (depreciation)							$ (10,077,931)

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, N.A.
SSBT - State Street Bank and Trust Co.

Currency

EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31,2012 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Euro	DBAB	Sell	1,300,570	1,740,065		5/25/12	4,026	-
Indian Rupee	DBAB	Buy	217,594,000	4,559,807		6/01/12	-	(340,007)
Indian Rupee	HSBC	Buy	251,448,000	5,326,160		6/04/12	-	(452,664)
British Pound	BZWS	Buy	48,594	77,430		6/06/12	288	-
British Pound	CITI	Buy	391,619	624,597		6/06/12	1,731	-
Euro	DBAB	Sell	785,200	1,123,692		6/06/12	75,509	-
Euro	UBSW	Sell	1,057,200	1,517,505		6/07/12	106,214	-
Euro	DBAB	Sell	2,033,100	2,927,969		6/07/12	213,917	-
Indian Rupee	DBAB	Buy	160,277,000	3,379,945		6/07/12	-	(275,306)
Indian Rupee	HSBC	Buy	42,784,000	908,558		6/08/12	-	(79,973)
Polish Zloty	DBAB	Buy	30,704,000	7,583,856	EUR	6/08/12	-	(317,193)
Polish Zloty	CITI	Buy	5,990,000	1,480,328	EUR	6/08/12	-	(62,955)
Euro	DBAB	Sell	16,210,600	23,377,407		6/11/12	1,736,831	-
Indian Rupee	DBAB	Buy	43,392,000	921,078		6/11/12	-	(81,206)
Swedish Krona	DBAB	Buy	41,300,000	4,531,649	EUR	6/11/12	177,451	-
Swedish Krona	MSCO	Buy	55,369,800	6,074,660	EUR	6/11/12	238,971	-
British Pound	BZWS	Buy	2,562,230	4,043,199		6/13/12	54,477	-
Euro	DBAB	Sell	6,935,000	9,949,645		6/13/12	691,555	-
Indian Rupee	HSBC	Buy	108,000,000	2,292,994		6/13/12	-	(203,413)
Swedish Krona	BZWS	Buy	24,372,000	2,664,986	EUR	6/13/12	116,735	-
Swedish Krona	MSCO	Buy	27,990,100	3,064,681	EUR	6/13/12	128,631	-
Euro	DBAB	Sell	1,448,000	2,068,989		6/14/12	135,926	-
Swedish Krona	MSCO	Buy	21,992,000	2,398,444	EUR	6/14/12	113,603	-
Japanese Yen	CITI	Sell	310,702,000	4,014,341		6/15/12	259,459	-
Indian Rupee	DBAB	Buy	108,614,000	2,300,657		6/18/12	-	(201,227)
Indian Rupee	DBAB	Buy	98,937,000	2,087,719		6/20/12	-	(176,078)
Indian Rupee	JPHQ	Buy	79,054,000	1,669,567		6/22/12	-	(142,691)
Indian Rupee	DBAB	Buy	119,627,000	2,538,773		6/25/12	-	(229,595)
British Pound	CITI	Buy	603,463	952,723		6/26/12	12,296	-
British Pound	JPHQ	Buy	356,653	563,200		6/27/12	7,134	-
British Pound	DBAB	Buy	4,231,347	6,700,761		6/27/12	65,699	-
Indian Rupee	HSBC	Buy	80,337,000	1,702,416		6/27/12	-	(152,257)
South Korean Won	DBAB	Buy	21,440,000,000	18,354,613		6/27/12	465,969	-
British Pound	BZWS	Buy	1,507,616	2,385,802		6/28/12	25,052	-
British Pound	MSCO	Buy	3,779,010	6,019,963		6/28/12	23,116	-
British Pound	BZWS	Buy	5,722,896	9,088,531		6/29/12	62,987	-
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,766,853		6/29/12	29,390	-
Swedish Krona	UBSW	Buy	302,991,000	32,586,637	EUR	6/29/12	2,146,826	-
British Pound	FBCO	Buy	3,431,879	5,452,913		7/02/12	34,913	-
Indian Rupee	DBAB	Buy	79,423,000	1,704,455		7/11/12	-	(175,391)
Indian Rupee	JPHQ	Buy	127,745,000	2,753,345		7/12/12	-	(294,369)
Indian Rupee	DBAB	Buy	40,128,000	861,351		7/12/12	-	(88,923)
Malaysian Ringgit	DBAB	Buy	18,006,622	5,897,043		7/12/12	-	(54,542)
Malaysian Ringgit	DBAB	Buy	13,610,000	4,466,835		7/13/12	-	(51,110)
Euro	DBAB	Sell	2,243,000	3,142,533		7/16/12	147,527	-
Euro	UBSW	Sell	8,965,000	12,558,620		7/16/12	587,945	-
Euro	MSCO	Sell	7,888,000	11,004,746		7/16/12	472,154	-
Euro	UBSW	Sell	8,965,000	12,571,171		7/18/12	600,329	-
Euro	DBAB	Sell	3,518,000	4,934,663		7/18/12	237,126	-
Euro	MSCO	Sell	1,791,000	2,507,400		7/18/12	115,902	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Malaysian Ringgit	DBAB	Buy	2,637,000	865,896		7/18/12	-	(10,553)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,669,790	EUR	7/18/12	150,636	-
Euro	BZWS	Sell	2,638,000	3,696,102		7/19/12	173,592	-
Indian Rupee	JPHQ	Buy	39,422,000	848,332		7/19/12	-	(90,337)
Euro	MSCO	Sell	12,182,000	16,976,226		7/20/12	709,540	-
Euro	DBAB	Sell	1,935,000	2,699,035		7/20/12	115,219	-
Malaysian Ringgit	DBAB	Buy	4,160,000	1,361,880		7/20/12	-	(12,674)
Malaysian Ringgit	DBAB	Buy	12,933,000	3,036,058	EUR	7/20/12	140,476	-
Euro	DBAB	Sell	1,759,000	2,467,437		7/23/12	118,586	-
Malaysian Ringgit	DBAB	Buy	5,058,000	1,667,216		7/25/12	-	(27,191)
Malaysian Ringgit	DBAB	Buy	16,628,000	3,885,501	EUR	7/25/12	203,014	-
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,763,964		7/27/12	-	(39,817)
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,875,268	EUR	7/27/12	216,043	-
Malaysian Ringgit	HSBC	Buy	3,005,000	1,009,745		7/31/12	-	(35,698)
Euro	BZWS	Sell	185,174	262,429		8/01/12	15,144	-
Euro	BZWS	Sell	97,724	139,325		8/02/12	8,822	-
Euro	DBAB	Sell	5,724,900	8,099,168		8/06/12	453,772	-
Euro	BZWS	Sell	2,762,518	3,924,433		8/06/12	235,191	-
Malaysian Ringgit	JPHQ	Buy	1,100,000	365,509		8/06/12	-	(9,065)
Euro	CITI	Sell	1,210,637	1,699,674		8/08/12	82,890	-
Euro	DBAB	Sell	6,343,900	8,927,453		8/08/12	455,287	-
Malaysian Ringgit	HSBC	Buy	6,100,000	2,030,220		8/08/12	-	(53,779)
Australian Dollar	MSCO	Buy	10,560,886	11,193,483		8/09/12	-	(410,275)
Australian Dollar	DBAB	Buy	3,351,000	272,402,790	JPY	8/09/12	127,328	-
Australian Dollar	BZWS	Buy	3,351,000	272,000,670	JPY	8/09/12	132,191	-
Australian Dollar	CITI	Buy	3,351,000	272,146,438	JPY	8/09/12	130,428	-
Euro	DBAB	Sell	4,845,000	6,861,651		8/09/12	391,195	-
Euro	CITI	Sell	351,512	494,595		8/09/12	25,154	-
South Korean Won	HSBC	Buy	21,363,430,000	19,660,804		8/09/12	-	(951,916)
Euro	DBAB	Sell	2,166,000	3,061,186		8/10/12	168,491	-
Euro	DBAB	Sell	4,115,000	5,828,152		8/13/12	332,450	-
Polish Zloty	DBAB	Buy	59,155,000	13,945,073	EUR	8/16/12	136,175	-
Singapore Dollar	HSBC	Buy	7,334,000	5,803,363		8/17/12	35,642	-
Singapore Dollar	BZWS	Buy	4,886,000	3,880,858		8/17/12	9,159	-
Euro	BZWS	Sell	19,627,000	28,201,112		8/20/12	1,987,404	-
Euro	MSCO	Sell	3,925,000	5,631,786		8/20/12	389,579	-
Euro	DBAB	Sell	7,851,000	11,258,098		8/20/12	772,348	-
Euro	FBCO	Sell	7,851,000	11,275,606		8/20/12	789,856	-
Japanese Yen	JPHQ	Sell	377,047,000	4,932,265		8/20/12	371,931	-
Japanese Yen	HSBC	Sell	1,621,372,000	21,274,729		8/20/12	1,664,448	-
Japanese Yen	DBAB	Sell	461,885,000	6,045,536		8/20/12	459,098	-
Japanese Yen	UBSW	Sell	758,781,000	9,947,313		8/20/12	769,956	-
Japanese Yen	BZWS	Sell	376,247,000	4,942,165		8/22/12	391,391	-
Japanese Yen	MSCO	Sell	300,000,000	3,940,421		8/22/12	311,868	-
Japanese Yen	DBAB	Sell	376,727,000	4,947,885		8/22/12	391,305	-
Euro	BZWS	Sell	1,002,141	1,441,079		8/23/12	102,597	-
Japanese Yen	CITI	Sell	751,731,000	9,896,406		8/23/12	803,972	-
Japanese Yen	FBCO	Sell	746,218,000	9,807,044		8/23/12	781,291	-
Japanese Yen	DBAB	Sell	371,821,000	4,902,929		8/23/12	405,632	-
Singapore Dollar	DBAB	Buy	4,765,000	3,798,780		8/23/12	-	(4,907)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Hungary Forint	DBAB	Buy	1,517,800,000	6,921,755		9/28/12	-	(205,677)
Japanese Yen	JPHQ	Sell	172,207,000	2,268,867		9/28/12	184,993	-
Philippine Peso	HSBC	Buy	49,600,000	1,134,648		9/28/12	6,378	-
Philippine Peso	HSBC	Buy	39,700,000	904,431		10/03/12	8,604	-
Swedish Krona	DBAB	Buy	445,104,500	65,202,332		10/03/12	1,626,630	-
Philippine Peso	DBAB	Buy	195,560,000	4,490,471		10/04/12	6,850	-
Philippine Peso	HSBC	Buy	156,866,000	3,558,585		10/04/12	48,884	-
Euro	UBSW	Sell	6,370,000	8,488,184		10/05/12	-	(22,321)
Philippine Peso	DBAB	Buy	233,811,000	5,368,794		10/05/12	7,901	-
Philippine Peso	HSBC	Buy	233,867,000	5,271,906		10/05/12	106,078	-
Euro	DBAB	Sell	12,680,000	16,748,632		10/09/12	-	(192,723)
Philippine Peso	DBAB	Buy	191,936,000	4,409,787		10/09/12	3,008	-
Philippine Peso	JPHQ	Buy	61,767,000	1,416,025		10/09/12	4,059	-
Philippine Peso	HSBC	Buy	230,704,000	5,304,638		10/11/12	-	(1,098)
Philippine Peso	DBAB	Buy	153,588,000	3,528,325		10/11/12	2,433	-
Philippine Peso	JPHQ	Buy	76,627,000	1,756,694		10/11/12	4,846	-
Malaysian Ringgit	DBAB	Buy	11,434,805	3,598,680		10/12/12	94,169	-
Philippine Peso	JPHQ	Buy	108,152,000	2,500,624		10/12/12	-	(14,505)
Philippine Peso	DBAB	Buy	45,732,000	1,047,698		10/12/12	3,556	-
Malaysian Ringgit	DBAB	Buy	4,934,783	1,552,893		10/15/12	40,572	-
Philippine Peso	JPHQ	Buy	65,137,000	1,500,507		10/15/12	-	(3,426)
Philippine Peso	HSBC	Buy	76,252,000	1,747,496		10/15/12	5,047	-
Philippine Peso	JPHQ	Buy	129,237,000	2,958,045		10/15/12	12,283	-
Euro	HSBC	Sell	12,569,000	17,260,839		10/17/12	466,786	-
Norwegian Krone	BZWS	Buy	61,773,000	7,840,706	EUR	10/18/12	293,563	-
Philippine Peso	HSBC	Buy	154,149,000	3,574,801		10/19/12	-	(32,666)
Philippine Peso	DBAB	Buy	41,880,000	959,011		10/19/12	3,335	-
Philippine Peso	JPHQ	Buy	84,061,000	1,935,551		10/22/12	-	(4,254)
Philippine Peso	DBAB	Buy	167,411,000	3,834,425		10/22/12	11,834	-
Chilean Peso	CITI	Buy	921,291,798	1,731,752		10/24/12	108,957	-
Euro	BZWS	Sell	649,907	893,037		10/24/12	24,619	-
Euro	BZWS	Sell	4,954,399	6,873,733		10/25/12	253,524	-
Euro	CITI	Sell	1,935,410	2,694,420		10/26/12	108,251	-
Chilean Peso	BZWS	Buy	199,342,000	382,028		10/29/12	16,051	-
Chilean Peso	DBAB	Buy	398,486,000	763,749		10/29/12	32,012	-
Indian Rupee	HSBC	Buy	213,392,000	4,137,549		10/29/12	-	(97,806)
Indian Rupee	DBAB	Buy	208,500,000	4,036,434		10/29/12	-	(89,303)
Norwegian Krone	BZWS	Buy	61,766,000	7,904,530	EUR	10/29/12	201,448	-
Philippine Peso	JPHQ	Buy	82,631,000	1,919,821		10/29/12	-	(22,090)
Philippine Peso	MSCO	Buy	17,610,000	407,639		10/29/12	-	(3,202)
Euro	DBAB	Sell	3,319,244	4,679,503		10/31/12	244,037	-
Indian Rupee	DBAB	Buy	440,314,000	8,559,792		10/31/12	-	(226,518)
Indian Rupee	HSBC	Buy	317,880,000	6,178,426		10/31/12	-	(162,307)
Euro	DBAB	Sell	224,556	312,344		11/02/12	12,268	-
Euro	BZWS	Sell	1,581,109	2,179,717		11/05/12	66,821	-
Euro	BZWS	Sell	8,969,211	12,334,011		11/08/12	347,845	-
Japanese Yen	CITI	Sell	341,992,119	4,415,023		11/08/12	273,604	-
Norwegian Krone	UBSW	Buy	47,173,200	5,985,687	EUR	11/08/12	218,546	-
Japanese Yen	BZWS	Sell	335,950,000	4,355,069		11/13/12	266,460	-
Japanese Yen	UBSW	Sell	340,600,700	4,423,099		11/14/12	298,094	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Chilean Peso	DBAB	Buy	1,271,380,000	2,489,241		1/30/13	25,485	-
Chilean Peso	DBAB	Buy	1,186,400,000	2,319,453		1/31/13	26,936	-
Euro	DBAB	Sell	31,205,000	41,000,250		1/31/13	-	(725,821)
Philippine Peso	DBAB	Buy	128,745,000	2,983,662		1/31/13	-	(40,160)
Euro	UBSW	Sell	5,540,000	7,266,264		2/01/13	-	(141,649)
Chilean Peso	MSCO	Buy	1,963,430,000	3,895,496		2/04/13	-	(14,003)
Philippine Peso	DBAB	Buy	155,800,000	3,620,393		2/04/13	-	(58,893)
Philippine Peso	HSBC	Buy	99,500,000	2,313,200		2/04/13	-	(38,686)
Indian Rupee	JPHQ	Buy	21,500,000	414,827		2/06/13	-	(13,206)
Philippine Peso	HSBC	Buy	84,800,000	1,970,535		2/06/13	-	(32,207)
Philippine Peso	JPHQ	Buy	60,500,000	1,408,287		2/07/13	-	(25,454)
Singapore Dollar	DBAB	Buy	6,207,000	4,999,597		2/07/13	-	(50,770)
Singapore Dollar	HSBC	Buy	6,206,000	4,996,779		2/07/13	-	(48,750)
Euro	CITI	Sell	6,572,000	8,595,650		2/08/13	-	(192,623)
Euro	UBSW	Sell	4,929,000	6,444,175		2/08/13	-	(147,030)
Euro	HSBC	Sell	1,800,000	2,355,858		2/08/13	-	(51,155)
Singapore Dollar	DBAB	Buy	12,363,000	9,948,339		2/08/13	-	(91,256)
Chilean Peso	MSCO	Buy	964,250,000	1,951,923		2/11/13	-	(47,126)
Chilean Peso	DBAB	Buy	1,145,000,000	2,306,143		2/11/13	-	(44,290)
Euro	DBAB	Sell	28,210,000	37,280,037		2/11/13	-	(443,951)
Euro	BZWS	Sell	1,412,000	1,873,724		2/11/13	-	(14,481)
Euro	JPHQ	Sell	300,000	397,358		2/11/13	-	(3,819)
Polish Zloty	BZWS	Buy	17,528,000	4,052,717	EUR	2/11/13	48,324	-
Polish Zloty	DBAB	Buy	17,528,000	4,057,877	EUR	2/11/13	41,423	-
Japanese Yen	HSBC	Sell	413,563,000	5,406,052		2/12/13	388,912	-
Japanese Yen	MSCO	Sell	394,373,000	5,153,417		2/12/13	369,080	-
Chilean Peso	MSCO	Buy	2,590,220,000	5,248,673		2/13/13	-	(132,997)
Chilean Peso	BZWS	Buy	1,142,900,000	2,305,628		2/13/13	-	(48,405)
Euro	UBSW	Sell	657,000	874,290		2/13/13	-	(4,299)
Singapore Dollar	BZWS	Buy	1,717,028	1,383,919		2/13/13	-	(14,860)
Euro	DBAB	Sell	1,738,000	2,296,246		2/14/13	-	(27,951)
Malaysian Ringgit	DBAB	Buy	97,443,480	31,832,831		2/14/13	-	(530,550)
Polish Zloty	DBAB	Buy	17,528,000	4,026,463	EUR	2/14/13	81,950	-
Singapore Dollar	HSBC	Buy	10,521,600	8,478,324		2/14/13	-	(88,930)
Chilean Peso	DBAB	Buy	2,188,820,000	4,399,461		2/15/13	-	(77,471)
Japanese Yen	JPHQ	Sell	144,920,000	1,877,932		2/15/13	119,730	-
Japanese Yen	DBAB	Sell	123,057,280	1,593,470		2/15/13	100,511	-
Euro	JPHQ	Sell	1,971,000	2,601,326		2/19/13	-	(34,543)
Euro	UBSW	Sell	1,971,000	2,603,395		2/19/13	-	(32,474)
Malaysian Ringgit	HSBC	Buy	4,899,000	1,590,275		2/19/13	-	(16,852)
Singapore Dollar	DBAB	Buy	7,334,000	5,843,825		2/19/13	4,209	-
Chilean Peso	JPHQ	Buy	1,055,800,000	2,137,247		2/21/13	-	(53,823)
Euro	UBSW	Sell	2,038,000	2,694,603		2/21/13	-	(30,903)
Chilean Peso	JPHQ	Buy	1,792,000,000	3,587,588		2/22/13	-	(51,788)
Japanese Yen	HSBC	Sell	385,460,000	4,891,624		2/22/13	214,485	-
Chilean Peso	CITI	Buy	2,285,090,000	4,587,613		2/25/13	-	(80,336)
Chilean Peso	MSCO	Buy	2,254,540,000	4,501,428		2/25/13	-	(54,410)
Chilean Peso	DBAB	Buy	1,455,470,000	2,902,233		2/25/13	-	(31,359)
Japanese Yen	JPHQ	Sell	385,700,000	4,865,342		2/25/13	185,011	-
Chilean Peso	DBAB	Buy	1,435,490,000	2,842,329		2/26/13	-	(11,167)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2012 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Construction Materials 1.3%			
CRH PLC	Ireland	1,833,961	37,444,138
Consumer Finance 0.8%			
American Express Co.	United States	435,650	25,206,709
Diversified Financial Services 3.5%			
Bank of America Corp.	United States	1,119,120	10,709,978
Citigroup Inc.	United States	1,014,610	37,083,996
[a]ING Groep NV	Netherlands	4,059,249	33,839,155
JPMorgan Chase & Co.	United States	502,840	23,120,583
			104,753,712
Diversified Telecommunication Services 4.3%			
France Telecom SA	France	1,949,580	28,890,957
Singapore Telecommunications Ltd.	Singapore	20,628,160	51,697,592
Telefonica SA	Spain	1,292,628	21,190,979
Telekom Austria AG	Austria	512,129	5,967,541
Vivendi SA	France	1,137,882	20,893,826
			128,640,895
Electrical Equipment 1.1%			
Alstom SA	France	847,234	33,081,105
Electronic Equipment, Instruments & Components 1.0%			
[a]Flextronics International Ltd.	Singapore	1,972,800	14,263,344
TE Connectivity Ltd.	United States	415,598	15,273,226
			29,536,570
Energy Equipment & Services 2.7%			
Baker Hughes Inc.	United States	854,060	35,819,276
Halliburton Co.	United States	314,450	10,436,595
Noble Corp.	United States	640,470	23,998,411
SBM Offshore NV	Netherlands	544,135	11,127,804
			81,382,086
Food & Staples Retailing 2.0%			
CVS Caremark Corp.	United States	716,870	32,115,776
Tesco PLC	United Kingdom	5,274,138	27,853,410
			59,969,186
Health Care Equipment & Supplies 0.9%			
Medtronic Inc.	United States	714,240	27,991,066
Industrial Conglomerates 2.9%			
Citic Pacific Ltd.	China	4,000	6,738
General Electric Co.	United States	1,336,230	26,818,136
Koninklijke Philips Electronics NV	Netherlands	1,428,011	28,965,261
Siemens AG	Germany	289,596	29,211,860
			85,001,995
Insurance 5.3%			
AIA Group Ltd.	Hong Kong	3,332,200	12,207,826
Aviva PLC	United Kingdom	5,708,745	30,271,943
AXA SA	France	1,921,160	31,866,691
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	191,967	28,960,060
RenaissanceRe Holdings Ltd.	United States	274,670	20,800,759
Swiss Re Ltd.	Switzerland	541,112	34,570,961
			158,678,240
Life Sciences Tools & Services 0.3%			
Lonza Group AG	Switzerland	191,947	9,925,469
Machinery 0.8%			
[a]Navistar International Corp.	United States	577,400	23,355,830
Media 6.0%			
Comcast Corp., Special A	United States	1,952,832	57,628,072

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end investment company, consisting of twenty separate funds (Funds). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in other funds of the Trust (Underlying Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain funds entered into futures contracts primarily to manage interest rate and/or exposure to certain foreign currencies risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The following funds have invested in derivatives during the period.

Franklin High Income Securities Fund - Forwards and swaps Franklin Strategic Income Securities Fund - Forwards

Mutual Global Discovery Securities Fund - Futures, forwards, and options Mutual International Securities Fund - Forwards Mutual Shares Securities Fund - Futures, forwards, and options Templeton Global Bond Securities Fund - Forwards and swaps

4. INCOME TAXES

Name of Issuer	Number of Shares/ Principal Amount Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/ Principal Amount Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Income Securities Fund							
Non-Controlled Affiliates							
*Dex Media West LLC, Term Loan B, 7.25%, 10/24/14	4,265,968	-	214,112	4,051,856	$ 2,586,433	$ 63,368	$ 49,156
Dex One Corp.	2,642,381	-	-	2,642,381	3,752,181	-	-
Dex One Corp., senior sub. note, PIK, 14.00%, 1/29/17	32,511,674	1,137,909	-	33,649,583	10,010,751	562,633	-
Total Affiliated Securities (0.20% of Net Assets)					$ 16,349,365	$ 626,001	$ 49,156
Mutual Global Discovery Securities Fund							
Non-Controlled Affiliates							
The Bankshares Inc. (0.38% of Net Assets)	800,000	-	-	800,000	$ 3,062,288	$ -	$ -
Mutual Shares Securities Fund							
Non-Controlled Affiliates							
CB FIM Coinvestors LLC	6,400,507	-	-	6,400,507	$ -	$ -	$ -
GLCP Harrah's Investment LP	5,565,600	-	-	5,565,600	561,792	-	-
Total Affiliated Securities (0.01% of Net Assets)					$ 561,792	$ -	$ -
Templeton Growth Securities Fund							
Non-Controlled Affiliates							
Templeton China Opportunities Fund, Ltd., Reg D	1,194,518	-	-	1,194,518	$ 12,506,601	$ -	$ -
Total Affiliated Securities (0.42% of Net Assets)							

*Company is a wholly owned subsidiary of Dex One Corp.

7. INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in the Underlying Funds which are managed by affiliates of the fund's administrative manager, Franklin Templeton Services, LLC. The fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in Underlying Funds for the three months ended March 31, 2012, were as follows:

Franklin Large Cap Value Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a]	$ 37,013,220	$ -	$ -	$ 37,013,220
Short Term Investments	1,282,137	-	-	1,282,137
Total Investments in Securities	$ 38,295,357	$ -	$ -	$ 38,295,357

Franklin Rising Dividends Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,663,311,207	$ -	$ -	$ 1,663,311,207
Short term investments	102,411,094	-	-	102,411,094
Total Investments in Securities	$ 1,765,722,301	$ -	$ -	$ 1,765,722,301

Franklin Small Cap Value Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,337,830,040	$ -	$ -	$ 1,337,830,040
Corporate Bonds	-	1,497,735	-	1,497,735
Short Term Investments	59,231,818	17,758,356	-	76,990,174
Total Investments in Securities	$ 1,397,061,858	$ 19,256,091	$ -	$ 1,416,317,949

Franklin Small-Mid Cap Growth Securities Fund

Assets:				
Investments in Securities:				
Equity Investments:[a]				
Information Technology	$ 220,911,140	$ 5,221,700	$ -	$ 226,132,840
Other Equity Investments[b]	653,610,373	-	-	653,610,373
Short Term Investments	38,382,661	20,331,150	-	58,713,811
Total Investments in Securities	$ 912,904,174	$ 25,552,850	$ -	$ 938,457,024

Mutual Global Discovery Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ 5,853,614	$ -	$ 2,336,803	$ 8,190,417
Commercial Banks	47,053,813	5,226,240	3,062,288 [c]	55,342,341
Consumer Finance	-	234	-	234
Diversified Financial Services	23,301,919	-	3,498,561	26,800,480
Diversified Telecommunication Services	6,231,004	-	32,501 [c]	6,263,505
Insurance	42,074,960	-	1,354,369 [c]	43,429,329
Real Estate Management & Development	5,985,652	-	1,858,162	7,843,814
Other Equity Investments[b]	578,565,060	-	- [c]	578,565,060
Corporate Bonds, Notes and Senior Floating Rate Interests	-	36,901,904	-	36,901,904
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	6,930,308	- [c]	6,930,308
Companies in Liquidation	-	20,615	- [c]	20,615
Short Term Investments	14,798,140	14,920,202	-	29,718,342
Total Investments in Securities	$ 723,864,162	$ 63,999,503	$ 12,142,684	$ 800,006,349
Forward Exchange Contracts	-	564,292	-	564,292
Liabilities:				
Securities Sold Short	10,647,399	-	-	10,647,399
Forward Exchange Contracts	-	2,818,324	-	2,818,324
Futures Contracts	947,408	-	-	947,408
Mutual International Securities Fund				
Assets:				
Investments in Securities – Equity Investments[a,b]	$ 1,938,132	$ -	$ - [c]	$ 1,938,132
Forward Exchange Contracts	-	17,447	-	17,447
Liabilities:				
Forward Exchange Contracts	-	14,706	-	14,706

Templeton Global Bond Securities Fund

Assets:								
Investments in Securities:								
Foreign Government and Agency Securities	$	-	$	2,058,044,632	$	-	$	2,058,044,632
Municipal Bonds		-		3,320,236		-		3,320,236
Short Term Investments		-		493,277,096		-		493,277,096
Total Investments in Securities	$	-	$	2,554,641,964	$	-	$	2,554,641,964
Forward Exchange Contracts		-		66,008,793		-		66,008,793
Liabilities:								
Swaps		-		7,741,910		-		7,741,910
Forward Exchange Contracts		-		18,306,126		-		18,306,126

Templeton Growth Securities Fund

Assets:								
Investments in Securities:								
Equity Investments:								
Diversified Financial Services	$	104,753,712	$	-	$	12,506,601	$	117,260,313
Other Equity Investments [a,b]		2,659,656,890		-		-		2,659,656,890
Short Term Investments		99,999,200		103,468,478		-		203,467,678
Total Investments in Securities	$	2,864,409,802	$	103,468,478	$	12,506,601	$	2,980,384,881

[a]Includes common, preferred and convertible preferred stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statements of Investments.

[c]Includes securities determined to have no value at March 31, 2012.

[d]For detailed Underlying Fund categories, see the accompanying Statements of Investments.

discount for lack of marketability. Increases in the price to book or tangible book multiple will increase the value of the investments while an increase in the discount for lack of marketability will decrease the value of the investments.

The significant unobservable input used in the fair value measurement of the Mutual Global Discovery Securities Fund's investment in diversified financial services is an average price stock volatility. Increases in average price volatility will increase the value of the investment.

The significant unobservable input used in the fair value measurement of the Mutual Global Discovery Securities Fund's investment in real estate management & development companies is a discount for lack of marketability. Increases in the discount for lack of marketability will decrease the value of the investment.

Although the changes in the unobservable inputs may significantly change the individual investment values, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the fund.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a Fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date May 25, 2012

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date May 25, 2012